Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Inventories

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

SIM cards, handsets and other terminals	8,357	7,696
Other consumables	1,865	1,136

	10,222	8,832